STOCK BASED COMPENSATION - Summary of Stock Options Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2024	50,968	43,774	43,774
Options granted	0	0	49,599
Options cancelled or forfeited	(1,187)		(42,405)
Options outstanding at December 31, 2025	49,781		50,968	43,774
Options exercisable at December 31, 2025	24,921		13,696
Options vested and expected to vest at December 31, 2025	49,781		50,968
Weighted-Average Exercise Price
Options outstanding at December 31, 2024	$ 4.8	$ 203.58	$ 203.58
Options granted			0.71
Options cancelled or forfeited	113.77		204.38
Options outstanding at December 31, 2025	2.2		4.8	$ 203.58
Options exercisable at December 31, 2025	3.47		15.15
Options vested and expected to vest at December 31, 2025	$ 2.2		$ 4.8
Weighted-Average Remaining Contractual Life (Years)
Options outstanding	9 years 6 months		9 years 6 months	7 years 1 month 6 days
Options exercisable at December 31, 2025	9 years 6 months		8 years 10 months 24 days
Options vested and expected to vest at December 31, 2025	9 years 6 months		9 years 6 months
Aggregate Intrinsic Value
Options outstanding	$ 0		$ 4,306.53	$ 7,375.15
Options exercisable at December 31, 2025	0		1,076.57
Options vested and expected to vest at December 31, 2025	$ 0		$ 4,306.53